RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Brookfield Renewable’s related party transactions are recorded at the exchange amount and are primarily with Brookfield and its related parties.
Brookfield Corporation has provided a $400 million committed unsecured revolving credit facility maturing in December 2029 and the draws bear interest at Secured Overnight Financing Rate plus a margin. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield Corporation.
Brookfield Corporation may from time to time place funds on deposit with Brookfield Renewable, which are repayable on demand including any interest accrued. There were nil funds placed on deposit with Brookfield Renewable as at June 30, 2025 (December 31, 2024: nil). The interest expense on the Brookfield Corporation revolving credit facility and deposit for the three and six months ended June 30, 2025 totaled nil (2024: nil).
From time to time Brookfield Wealth Solutions and its related entities may participate in capital raises undertaken by Brookfield Renewable. These financings are typically provided at market rates and as at June 30, 2025, $68 million of non-recourse borrowings (December 31, 2024: $65 million) and $7 million of corporate borrowings (December 31, 2024: $7 million) were due to Brookfield Wealth Solutions. Brookfield Wealth Solutions has also subscribed to tax equity financing of $27 million (December 31, 2024: $1 million) and preferred limited partners equity of $11 million (December 31, 2024: $10 million). As at June 30, 2025, Brookfield Renewable had $359 million (December 31, 2024: $348 million) of borrowings from Brookfield Wealth Solutions classified as due to related party.
During the second quarter of 2025, Brookfield Renewable, together with its institutional partners, agreed to a $100 million tax equity financing through a preferred equity structure with Brookfield Wealth Solutions on an arm’s length basis. As at June 30, 2025, $14 million was recognized as a financial liability on the consolidated statements of financial position.
Brookfield Renewable from time to time may enter into agreements with Brookfield and its subsidiaries to transfer income tax credits generated by renewable energy projects. These agreements are typically entered into at market rates. During the three and six months ended June 30, 2025, Brookfield Renewable transferred nil and $19 million, respectively (2024: nil and nil, respectively) of income tax credits to Brookfield and its subsidiaries.
During the first quarter of 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 52 MW utility-scale solar asset in Jamaica owned by Neoen to an associate of Brookfield Renewable for proceeds of approximately $19 million (approximately $2 million net to Brookfield Renewable). The asset was subject to a pre-existing sale and purchase agreement negotiated at arms’ length that was entered into prior to Brookfield Renewable acquiring Neoen and therefore no gain or loss was recorded as a result of the transaction.
Brookfield Renewable participates with institutional partners in Brookfield Americas Infrastructure Fund, Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III, Brookfield Infrastructure Fund IV, Brookfield Infrastructure Fund V, Brookfield Infrastructure Income Fund, Brookfield Infrastructure Debt Fund, Brookfield Global Transition Fund I, Brookfield Global Transition Fund II, and The Catalytic Transition Fund (“Private Funds”). Brookfield Renewable, together with our institutional partners, has access to financing under Brookfield sponsored credit facilities.
Subsequent to the quarter, Brookfield Renewable agreed to acquire up to an incremental 15% ownership in Isagen S.A. E.S.P. from a Brookfield affiliate, at a value equivalent to a third party purchase price, for up to $1 billion. The closing of this transaction is expected to occur in the third quarter of 2025. Brookfield Renewable will continue to consolidate this business.
Subsequent to the quarter, Brookfield Renewable, together with its institutional partners, agreed to the sale of a 50% interest in a 450 MW portfolio of operating hydroelectric assets in the U.S. for expected proceeds of approximately $522 million ($250 million net to Brookfield Renewable), of which 25% was sold to an affiliate of Brookfield at a value equivalent to what was agreed to with the third party that acquired the other 25% interest in the portfolio. Brookfield Renewable will maintain control of the portfolio subsequent to the partial sale. The closing of this transaction is subject to customary closing conditions.
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the consolidated statements of income (loss):

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Revenues
Power purchase and revenue agreements	$(2)	$(8)	$24	$8
Development services	3	—	14	—
	$1	$(8)	$38	$8
Other income
Distribution income	$17	$1	$29	$3
Interest and other investment income	—	—	5	—
	$17	$1	$34	$3

Direct operating costs
Other related party services	$—	$(5)	$(7)	$(5)

Interest expense
Borrowings	$(32)	$(13)	$(112)	$(27)
Contract balance accretion	(9)	(9)	(19)	(17)
	$(41)	$(22)	$(131)	$(44)
Other
Other related party services (expense) income	$(1)	$2	$(2)	$3
Financial instrument gain	6	—	6	2
	$5	$2	$4	$5

Management service costs	$(56)	$(53)	$(105)	$(98)

Current income tax
Investment tax credits	$—	$—	$19	$—
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2025	December 31, 2024
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$72	$65
Due from related parties
Amounts due from	Brookfield(1)	$355	$573
	Equity-accounted investments and other(2)	696	300
		$1,051	$873
Assets held for sale	Equity-accounted investments and other	$—	$125

Financial instrument assets	Brookfield	$45	$38
Non-current assets
Other long-term assets
Contract asset	Brookfield	$237	$250
Due from related parties	Equity-accounted investments and other	11	8
Current liabilities
Contract liability	Brookfield	$57	$47
Due to related parties
Amounts due to	Brookfield(3)	$4,944	$4,005
	Equity-accounted investments and other	2,018	684
	Brookfield Wealth Solutions	123	123
Accrued distributions payable on LP units, BEPC exchangeable shares, class A.2 exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	45	43
		$7,130	$4,855
Liabilities held for sale	Equity-accounted investments	$—	$31
Non-current liabilities
Financial instrument liabilities	Brookfield	$10	$13
	Brookfield Wealth Solutions	27	1
Due to related parties
Amounts due to	Brookfield(3)	$778	$309
	Brookfield Wealth Solutions	236	225
	Equity-accounted investments and other	50	58
		$1,064	$592
Corporate borrowings	Brookfield Wealth Solutions	$7	$7

Non-recourse borrowings	Brookfield Wealth Solutions	$68	$65

Other long-term liabilities
Contract liability	Brookfield	$681	$686
Equity
Preferred limited partners equity	Brookfield Wealth Solutions	$11	$10
(1)Includes receivables of $190 million (2024: $376 million) associated with the Brookfield Global Transition Fund credit facility.
(2)Includes $507 million assumed on acquisition of a fully integrated developer and operator of renewable power assets in the United States. Refer to Note 2 - Acquisitions for more details.
(3)Includes payables of $137 million (2024: $32 million), $1,396 million (2024: $87 million), and $2,836 million (2024: $3,493 million) associated with the Brookfield Infrastructure Fund IV, Brookfield Global Transition Fund I, and Brookfield Global Transition Fund II credit facilities, respectively.